Impairment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Impairment
Period over which management has projected cash flows for impairment analysis	3 years
Additional period over which management has projected cash flows subsequent to the explicit forecast	7 years
Mobile Networks
Impairment
Goodwill	€ 2,191	€ 729
Terminal growth rate	1.20%	1.20%
Post-tax discount rate	7.70%	8.00%
Network Infrastructure
Impairment
Goodwill	€ 2,690
Terminal growth rate	1.40%
Post-tax discount rate	7.70%
Cloud and Network Services
Impairment
Goodwill	€ 550
Terminal growth rate	1.60%
Post-tax discount rate	6.90%
Fixed Networks
Impairment
Goodwill		€ 609
Terminal growth rate		0.80%
Post-tax discount rate		7.40%
Global Services
Impairment
Goodwill		€ 958
Terminal growth rate		1.10%
Post-tax discount rate		7.60%
IP/Optical Networks
Impairment
Goodwill		€ 1,865
Terminal growth rate		1.40%
Post-tax discount rate		7.90%
Nokia Software
Impairment
Goodwill		€ 914
Terminal growth rate		1.50%
Post-tax discount rate		7.00%